Condensed Consolidated Statements of Changes in Convertible Preferred Stock, Redeemable Common Stock and Shareholders' Deficit (Unaudited) -10Q (Parenthetical) - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 96,948	$ 213,073